PENSIONS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
PENSIONS

25.	PENSIONS

Defined contribution scheme
We operate a defined contribution scheme. The pension cost for the period represents contributions payable by us to the scheme. The charge to net income for the years ended December 31, 2021, 2020 and 2019 was $2.2 million, $2.1 million and $2.4 million, respectively.
Defined benefit schemes
We have two defined benefit pension plans both of which are closed to new entrants but still cover certain of our employees. Benefits are based on the employee's years of service and compensation. Net periodic pension plan costs are determined using the Projected Unit Credit Cost method. Our plans are funded by us in conformity with the funding requirements of the applicable government regulations. Plan assets consist of both fixed income and equity funds managed by professional fund managers.

We use December 31 as a measurement date for our pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2021	2020	2019
Service cost	(120)	(155)	(162)
Interest cost	(879)	(1,271)	(1,740)
Expected return on plan assets	214	318	375
Recognized actuarial loss	(1,131)	(848)	(777)
Net periodic benefit cost	(1,916)	(1,956)	(2,304)

The components of net periodic benefit costs are recognized in the income statement within administrative expenses and vessel operating expenses.

The estimated net loss for the defined benefit pension plans that was amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ended December 31, 2021 is $1.1 million (2020: $0.8 million).

The change in projected benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2021	2020
Reconciliation of benefit obligation:
Benefit obligation at January 1	54,122	49,943
Service cost	120	155
Interest cost	879	1,271
Actuarial (gain)/loss (1)	(4,081)	5,458
Foreign currency exchange rate changes	(120)	372
Benefit payments	(3,705)	(3,077)
Benefit obligation at December 31	47,215	54,122

(1) Actuarial (gain)/loss is sensitive to changes in key actuarial assumptions specifically discount rates, mortality rates and assumed future salary increases.

The accumulated benefit obligation at December 31, 2021 and 2020 was $46.7 million and $53.4 million, respectively.

(in thousands of $)	2021	2020
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	16,864	15,223
Actual return on plan assets	(46)	1,355
Employer contributions	2,900	2,900
Foreign currency exchange rate changes	(155)	463
Benefit payments	(3,705)	(3,077)
Fair value of plan assets at December 31	15,858	16,864

The amounts recognized in accumulated other comprehensive income, as of December 31, 2021 and 2020, is $10.9 million and $15.9 million, respectively.

The actuarial loss recognized in other comprehensive income/(loss) is net of tax of $0.7 million, $0.6 million, and $0.5 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Employer contributions and benefits paid under the pension plans include $2.9 million paid from employer assets for the years ended December 31, 2021 and 2020.

(1) Our defined benefit pension plan comprises of two schemes as follows:

	December 31, 2021			December 31, 2020
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Fair value of benefit obligation	(11,608)	(35,607)	(47,215)	(12,727)	(41,395)	(54,122)
Fair value of plan assets	15,077	781	15,858	15,822	1,042	16,864
Funded (unfunded) status at end of year	3,469	(34,826)	(31,357)	3,095	(40,353)	(37,258)

The fair value of our plan assets, by category, as of December 31, 2021 and 2020 are as follows:

(in thousands of $)	2021	2020
Equity securities	15,077	15,822
Cash	781	1,042
	15,858	16,864

The asset allocation for our Marine scheme at December 31, 2021 and 2020, by asset category are as follows:

Marine scheme	2021 (%)	2020 (%)
Cash	100	100
Total	100	100

The asset allocation for our UK scheme at December 31, 2021 and 2020, by asset category are as follows:

UK scheme	2021 (%)	2020 (%)
Equity	100	100
Total	100	100

Our investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

We are expected to make the following contributions to the schemes during the year ended December 31, 2022, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	—	2,900

We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2022	380	2,600
2023	390	2,500
2024	430	2,400
2025	540	2,300
2026	430	2,200
2027 - 2031	2,460	9,500
The weighted average assumptions used to determine the benefit obligation for our defined benefit pension plans for the years ended December 31 are as follows:

	2021	2020
Discount rate	2.43%	1.68%
Rate of compensation increase	2.70%	2.29%

The weighted average assumptions used to determine the net periodic benefit cost for our defined benefit pension plans for the years ended December 31 are as follows:

	2021	2020
Discount rate	2.44%	1.69%
Expected return on plan assets	1.31%	2.06%
Rate of compensation increase	2.75%	2.31%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for our plans for the years ended December 31, 2021 and 2020 is based on the weighted average of various returns on assets using the asset allocation as at the beginning of 2021 and 2020. For equities and other asset classes, we have applied an equity risk premium over ten-year governmental bonds.